CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (8,671,819)	$ (4,881,030)	$ (8,119,268)	$ (14,028,165)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	480,344	781,050	1,054,702	591,069
Amortization	553,965	548,205	730,940	868,622
Amortization of debt discounts	829,094	510,437	738,794	2,797,185
Promissory note issued for research and development	0	1,000,000	1,000,000	0
Note payable issued for legal fees			350,000	0
Gain/Loss on conversion of notes payable	0	(775,650)	775,650	(138,815)
Derivative expense (gain)	3,098,381	176,790	(1,140,323)	7,476,908
Gain on extinguishment of debt	(722,200)	(1,252,131)	(1,252,131)	0
Impairment of goodwill and long-lived assets			2,702,996	949,877
Share-based compensation: Common stock	220,936	236,978	417,649	406,250
Stock options			0	140,668
Note payable	0	350,000
Changes in operating assets and liabilities:
Accounts receivable	55,152	186,328	254,022	(330,883)
Prepaid expenses and other assets	133,336	(146,010)	(138,339)	57,340
Deposits and other assets	(60,302)	0
Accounts payable and accrued expenses	2,137,537	1,220,222	1,314,086	766,867
Net change in operating lease right of use assets and liabilities	1,638,578	149,290	777,680	45,535
Other liabilities	(14,001)	127,536	43,969	69,291
Net cash used in operating activities	(320,999)	(216,685)	(489,573)	(328,251)
Cash flows from investing activities:
Purchase of equipment	(219,298)	(429,886)	(424,560)	(103,515)
Purchase of intangibles			(76,798)	0
Payment for business acquisitions, net of cash acquired			460	(798,386)
Net cash used in investing activities	(219,298)	(429,886)	(500,898)	(901,901)
Cash flows from financing activities:
Proceeds from sale or non-controlling interests in QuikLABS	0	360,000	460,000	0
Proceeds from convertible notes and notes payable - related parties			2,400	293,707
Proceeds from sale of Common Stock	610,502	0
Proceeds from sale of Series D Preferred Stock	233,244	0
Proceeds from convertible notes, loans and advances	1,961,685	1,311,800	1,753,204	2,613,047
Payment on convertible loans, advances and factoring agreements	(2,024,497)	(818,978)	(1,169,330)	(1,440,139)
Proceeds on convertible notes and amounts payable - related parties	(15,544)	(2,400)	212,256	50,720
Payments on convertible notes and amounts payable - related parties	(5,827)	(130,349)
Payments on financing lease liabilities	(17,264)	0	16,410	(25,357)
Net cash provided by financing activities	773,387	724,356	817,608	1,390,538
Net change in cash	233,090	(77,785)	(172,863)	160,386
Cash and cash equivalents - beginning of period	19,309	192,172	192,172	31,786
Cash and cash equivalents - end of period	252,399	269,957	19,309	192,172
Supplemental Cash Flow Information:
Interest	34,420	120,605	0	0
Taxes	0	0	0	0
Non-Cash Investing and Financing Activities:
Debt discount on factoring agreement	811,788	216,720	634,341	2,011,600
Common stock issued in exchange for payable and note	457,211	2,258,637
TPT Strategic, Inc. merger - Non-controlling interest in intercompany liabilities rescinded	(219,058)	0
Issuance of common stock for subscription payable	210,744	0
Convertible preferred Series A and B reclassified to mezzanine equity	0	4,790,884
Common stock issued in conversion of convertible notes	0	2,258,637	2,258,637	0
Convertible preferred Series A and B reclassified to mezzanine equitys	0	4,790,884	4,790,884	0
Acquisition of Aire Fitness - Liabilities assumed	0	641,869	610,919	0
InnovaQor merger - Non-controlling interest in intercompany liabilities assumed	0	219,058	219,058	0
Acquisition of property and equipment under finance lease	$ 0	$ 103,349	201,349	0
Acquisition of assets of SpeedConnect - Liabilities assumed			0	1,894,964
Operating lase liabilities and right of use assets			$ 0	$ 5,003,178